Property and Equipment, Net - Additional Information (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)
Disclosure of detailed information about property, plant and equipment [abstract]
Properties granted as collateral	$ 1,375	R$ 4,547	R$ 5,007